Net Loss per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Earnings Per Share, Basic and Diluted

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands, except per share amounts)	2021	2020	2021	2020
Numerator for basic and diluted net loss per share:
Net loss and comprehensive loss	$(11,090)	$(5,689)	$(21,109)	$(10,934)
Denominator for basic and diluted net loss per share:
Weighted average shares outstanding	41,853,841	39,980,784	41,638,004	39,856,193
Net loss per common share:
Basic	$(0.26)	$(0.14)	$(0.51)	$(0.27)
Diluted	$(0.26)	$(0.14)	$(0.51)	$(0.27)

	Year Ended December 31,
(in thousands, except per share amounts)	2020	2019
Numerator for basic and diluted net loss per share:
Net loss	$(17,985)	$(29,875)
Deemed dividend – repurchase of Series Seed convertible preferred stock	—	(785)
Deemed dividend – repurchase of common stock	(826)	(624)

Net loss attributable to MarkForged, Inc. common stockholders	$(18,811)	$(31,284)
Denominator for basic and diluted net loss per share:
Weighted average shares outstanding	40,258,968	38,673,218
Net loss per common share:
Basic	$(0.47)	$(0.81)
Diluted	$(0.47)	$(0.81)

Summary of Dilutive Securities are Excluded from the Denominator	The following dilutive securities are excluded from the denominator:

	Three and Six Months Ended June 30,
	2021	2020
Convertible preferred stock	113,083,557	112,914,163
Unvested awards	14,241,592	8,231,273
Warrants	—	190,000

Total	127,325,149	121,335,436

The following dilutive securities are excluded from the denominator:

	Years ended December 31,
	2020	2019
Convertible preferred stock	112,987,810	112,840,517
Unvested awards	19,599,305	13,656,557
Warrants	190,000	190,000

Total	132,777,115	126,687,074